Hartford Core Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.40%	9.13%	11.52%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.72%	8.25%	10.31%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.08%	10.59%	12.61%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.50%	11.01%	12.41%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.65%	12.13%	13.54%
Class R3 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.92%	11.43%	12.85%
Class R4 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.33%	11.82%	13.23%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.62%	12.11%	13.54%
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.75%	12.23%	13.64%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.64%	12.13%	13.58%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.74%	12.23%	13.63%

[1]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of Class F has not been adjusted to reflect the operating expenses of Class F.